Goodwill and Other Intangibles - Summary of Estimated Core Deposits Intangible Amortization (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Summary of estimated core deposit intangible amortization [Abstract]
2025	$ 487
2026	460
2027	434
2028	107
Total	$ 1,488